DISCONTINUED OPERATIONS - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 110,037	$ 1,904	$ 1,008	$ 11,156
Current assets of discontinued operations	130,477	18,050
Non-current assets
Non-current assets of discontinued operations	266,547	272,406
Current liabilities
Current liabilities of discontinued operations	183,988	123,041
Non-current liabilities
Non-current liabilities of discontinued operations	2,972	4,047
Redeemable noncontrolling interests	231,992	43,818
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Non-current liabilities
Redeemable noncontrolling interests	188,000	9,400
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Vimeo
Current assets
Cash and cash equivalents	110,011	1,880
Accounts receivable, net	12,785	9,898
Other current assets	7,681	6,272
Current assets of discontinued operations	130,477	18,050
Non-current assets
Leasehold improvements and equipment, net	3,321	2,997
Goodwill	219,336	219,374
Intangible assets, net	10,854	25,598
Deferred income taxes	26,216	19,157
Other non-current assets	6,820	5,280
Non-current assets of discontinued operations	266,547	272,406
Current liabilities
Accounts payable, trade	3,324	1,431
Deferred revenue	137,436	83,944
Accrued expenses and other current liabilities	43,228	37,666
Current liabilities of discontinued operations	183,988	123,041
Non-current liabilities
Lease liability	1,027	3,287
Other non-current liabilities	1,945	760
Non-current liabilities of discontinued operations	$ 2,972	$ 4,047